Taxation - Summary of Temporary Differences (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	¥ 5,973	$ 918	¥ 5,986
Net deferred tax liabilities after offsetting	(108)	$ (17)	(113)
Carrying amount [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	10,609		9,366
Deferred tax liabilities	(4,636)		(3,380)
Net deferred tax liabilities after offsetting	(108)		(113)
Carrying amount [member] | Allowance for doubtful debts [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	1,603		1,553
Carrying amount [member] | Unrecognized revaluation surplus on prepayments for the leasehold land determined under PRC regulations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	1,403		1,451
Carrying amount [member] | Accruals of expenses not yet deductible for tax purpose [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	2,554		1,693
Carrying amount [member] | Deferred revenue on subscriber points reward program [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	183		156
Carrying amount [member] | Unrealized income for the inter-company transactions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	120		189
Carrying amount [member] | Unrealized income from the transactions with Tower Company [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	697		787
Carrying amount [member] | Government grants related to assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	363		271
Carrying amount [member] | Intangible assets amortization difference [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	423		345
Carrying amount [member] | Deductible tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	2,244		2,433
Carrying amount [member] | Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	1,019		488
Deferred tax liabilities	(21)		(19)
Carrying amount [member] | Gain from Tower Assets disposal [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liabilities	(745)		(1,118)
Carrying amount [member] | Accelerated depreciation of property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liabilities	(3,870)		(2,243)
Carrying amount [member] | Accelerated depreciation for tax purpose [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax liabilities after offsetting	¥ (108)		¥ (113)